TAXATION	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
TAXATION	TAXATION

	US Dollars
Figures in millions	2023	2022	2021

Balance at beginning of year	8	(10)	139
Refunds during the year	36	32	20
Payments during the year	(116)	(166)	(336)
Taxation of items included in the income statement	217	231	248
Offset of VAT and other taxes	(87)	(84)	(87)
Transfer of Siguiri tax asset to non-current trade, other receivables and other assets	—	4	—
Withholding tax transferred from trade and other payables	—	—	7
Discounting of tax receivable	—	—	1
Translation	(12)	1	(2)
Balance at end of year	46	8	(10)
Included in the statement of financial position as follows:
Taxation asset included in trade, other receivables and other assets	(18)	(37)	(49)
Taxation liability	64	45	39
	46	8	(10)